GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:	GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various markets. While the Company has offerings in multiple enterprise markets, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenue for the years ended December 31, 2023, 2022 and 2021, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2023	2022	2021

U.S.	$638,748	$536,331	$413,415
Other	104,407	103,925	65,083

	$743,155	$640,256	$478,498

The total revenue is attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s long-lived assets as of December 31, 2023 and 2022:

	December 31,
	2023	2022

Israel	$3,900	$6,176
U.S.	5,785	7,427
Europe	103	138

	$9,788	$13,741